INTERESTS IN JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Kroondal Mine
Disclosure of joint operations [line items]
Schedule of joint operations

Figures in million - SA rand	2018	2017	2016
Loss on foreign exchange differences	132.7	(94.4)	(67.8)
Profit before tax	677.7	175.0	90.8
Profit for the year	677.7	175.0	90.8
Non-current assets	1,115.7	1,284.0	1,296.1
Current assets	1,828.2	1,400.5	1,208.1
Current liabilities	(271.3)	(283.2)	(288.7)
Net assets (50.0%)	2,672.6	2,401.3	2,215.5